Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.32%
Aerospace & Defense–1.96%
Textron, Inc.	139,022	$3,707,717
Apparel, Accessories & Luxury Goods–1.45%
Tapestry, Inc.	211,891	2,743,988
Asset Management & Custody Banks–1.33%
Ares Management Corp., Class A	81,262	2,513,434
Automotive Retail–1.74%
Advance Auto Parts, Inc.	35,319	3,295,969
Broadcasting–0.59%
Nexstar Media Group, Inc., Class A	19,300	1,114,189
Building Products–2.34%
Johnson Controls International PLC	164,550	4,436,268
Communications Equipment–5.54%
Ciena Corp.(b)	199,435	7,939,508
Motorola Solutions, Inc.	19,111	2,540,234
		10,479,742
Consumer Finance–1.43%
Santander Consumer USA Holdings, Inc.	195,003	2,712,492
Copper–1.69%
Freeport-McMoRan, Inc.	474,618	3,203,672
Distributors–1.85%
LKQ Corp.(b)	170,663	3,500,298
Diversified Chemicals–1.83%
Eastman Chemical Co.	74,527	3,471,468
Electric Utilities–6.37%
Edison International	92,349	5,059,802
Evergy, Inc.	58,481	3,219,379
FirstEnergy Corp.	94,547	3,788,498
		12,067,679
Electronic Equipment & Instruments–2.48%
Keysight Technologies, Inc.(b)	56,185	4,701,561
Food Distributors–1.10%
Performance Food Group Co.(b)	84,103	2,079,026
Food Retail–4.20%
Casey’s General Stores, Inc.	17,152	2,272,468
Kroger Co. (The)	188,666	5,682,620
		7,955,088
Health Care Facilities–3.63%
Encompass Health Corp.	107,407	6,877,270
Health Care Services–0.76%
DaVita, Inc.(b)	18,988	1,444,227
Health Care Technology–1.40%
Cerner Corp.	42,069	2,649,926
Shares		Value
Hotels, Resorts & Cruise Lines–3.56%
Norwegian Cruise Line Holdings Ltd.(b)	146,700	$1,607,832
Royal Caribbean Cruises Ltd.	64,543	2,076,349
Wyndham Hotels & Resorts, Inc.	96,718	3,047,584
		6,731,765
Industrial Machinery–1.51%
Kennametal, Inc.	153,324	2,854,893
Industrial REITs–2.24%
First Industrial Realty Trust, Inc.	127,404	4,233,635
Insurance Brokers–7.26%
Arthur J. Gallagher & Co.	83,072	6,771,199
Willis Towers Watson PLC	41,046	6,971,663
		13,742,862
Interactive Home Entertainment–1.80%
Take-Two Interactive Software, Inc.(b)	28,769	3,412,291
Investment Banking & Brokerage–1.95%
Stifel Financial Corp.	89,284	3,685,644
IT Consulting & Other Services–2.77%
Science Applications International Corp.	70,326	5,248,429
Life & Health Insurance–1.53%
Athene Holding Ltd., Class A(b)	116,409	2,889,271
Managed Health Care–4.25%
Centene Corp.(b)	135,545	8,052,728
Marine–1.74%
Kirby Corp.(b)	75,969	3,302,372
Office REITs–2.52%
Hudson Pacific Properties, Inc.	188,067	4,769,379
Oil & Gas Equipment & Services–0.86%
TechnipFMC PLC (United Kingdom)	240,857	1,623,376
Oil & Gas Exploration & Production–1.53%
Marathon Oil Corp.	267,025	878,512
Noble Energy, Inc.	333,032	2,011,514
		2,890,026
Other Diversified Financial Services–2.45%
Voya Financial, Inc.	114,516	4,643,624
Regional Banks–6.44%
KeyCorp	341,541	3,541,780
TCF Financial Corp.	138,998	3,149,695
Wintrust Financial Corp.	77,857	2,558,381
Zions Bancorporation N.A.	110,099	2,946,249
		12,196,105
Residential REITs–2.45%
American Homes 4 Rent, Class A	200,307	4,647,122
Semiconductor Equipment–2.73%
KLA Corp.	35,989	5,173,059

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Shares		Value
Specialized REITs–1.88%
Life Storage, Inc.	37,628	$3,557,727
Specialty Chemicals–2.33%
W.R. Grace & Co.	124,095	4,417,782
Trucking–2.83%
Knight-Swift Transportation Holdings, Inc.	163,579	5,365,391
Total Common Stocks & Other Equity Interests (Cost $217,934,073)		182,391,495
Money Market Funds–2.98%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	1,905,389	1,905,389
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(c)	1,567,680	$1,567,053
Invesco Treasury Portfolio, Institutional Class, 0.30%(c)	2,177,588	2,177,588
Total Money Market Funds (Cost $5,649,703)		5,650,030
TOTAL INVESTMENTS IN SECURITIES–99.30% (Cost $223,583,776)		188,041,525
OTHER ASSETS LESS LIABILITIES—0.70%		1,327,537
NET ASSETS–100.00%		$189,369,062
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. American Value Fund